Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-cancelable Operating and Capital Leases

Future minimum lease payments under non-cancelable operating and capital leases at December 31, 2012 are as follows:

Years Ending December 31,	Operating Leases	Capital Leases	Total
2013	$1,417	$407	$1,824
2014	1,463	252	1,715
2015	1,451	—	1,451
2016	1,470	—	1,470
2017	1,031	—	1,031
Thereafter	2,515	—	2,515

Total	$9,347	659	$10,006

Less amount representing interest		(45)

Present value of minimum lease payments		$614